Preserver Alternative Opportunities Fund
Schedule of Investments
November 30, 2022 - (Unaudited)
COMMON STOCKS — 48.06% Shares Fair Value
United States — 48.06%
Communications — 3.90%
Activision Blizzard, Inc. 4,000 $ 295,800
Liberty Media Corp. - Liberty Formula
One Group, Series A
(a)
3,091 169,912
Walt Disney Co. (The)
(a)
2,000 195,740
661,452
Consumer Discretionary — 12.35%
AutoZone, Inc.
(a)
100 257,900
Chipotle Mexican Grill, Inc.
(a)
200 325,392
Ferrari N.V. 800 178,440
Fortune Brands Home & Security, Inc. 3,500 228,690
Home Depot, Inc. (The) 500 161,995
Lithia Motors, Inc., Class A 1,000 239,310
LKQ Corp. 4,000 217,320
Marriott International, Inc., Class A 1,800 297,630
Ulta Beauty, Inc.
(a)
400 185,936
2,092,613
Consumer Staples — 4.51%
Coca-Cola Co. (The)
(b)
4,000 254,440
Costco Wholesale Corp. 600 323,550
PepsiCo, Inc. 1,000 185,510
763,500
Energy — 5.28%
Exxon Mobil Corp.
(b)
3,000 334,021
Marathon Petroleum Corporation 2,300 280,163
Occidental Petroleum Corp. 4,000 277,960
892,144
Health Care — 3.01%
Merck & Co., Inc. 1,500 165,180
PerkinElmer, Inc. 1,280 178,854
UnitedHealth Group, Inc. 300 164,328
508,362
Industrials — 4.81%
Crane Holding Co. 2,000 211,880
Deere & Co. 550 242,550
Waste Management, Inc. 1,000 167,720
WESCO International, Inc.
(a)
1,500 193,380
815,530
Real Estate — 4.20%
Lamar Advertising Co., Class A 2,600 260,364
Life Storage, Inc. 2,000 214,980
Prologis, Inc. 2,000 235,580
710,924
Technology — 8.47%
Apple, Inc. 2,000 296,060
Fiserv, Inc.
(a)
2,000 208,720
MasterCard, Inc., Class A 800 285,120

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 48.06% - continued Shares Fair Value
Technology — 8.47% - continued
Microsoft Corp. 1,000 $ 255,140
PayPal Holdings, Inc.
(a)
1,000 78,410
Qualcomm, Inc. 1,000 126,490
Verisk Analytics, Inc.
(b)
1,000 183,710
1,433,650
Utilities — 1.53%
Ferrellgas Partners LP, Class B 364 61,152
WEC Energy Group, Inc.
(b)
2,000 198,280
259,432
Total United States 8,137,607
Total Common Stocks (Cost $7,741,812) 8,137,607
PREFERRED STOCKS — 8.10%
United States — 8.10%
Financials — 6.63%
B. Riley Financial, Inc., 5.25% 14,000 285,740
Capital One Financial Corp., Series J, 4.80% 19,000 348,080
Citigroup, Inc., Series J, 7.13% 5,000 126,700
PennyMac Mortgage Investment Trust, Series C, 6.75% 12,000 213,960
Pinnacle Financial Partners, Inc., Series B, 6.75% 6,000 147,720
1,122,200
Real Estate — 1.47%
Hersha Hospitality Trust, Series C, 6.88% 12,000 249,600
Total Preferred Stocks (Cost $1,640,318) 1,371,800
CLOSED-END FUNDS — 4.66%
Cohen & Steers Tax-Advantaged
Preferred Securities and Income Fund 14,000 260,680
Doubleline Income Solutions Fund 13,000 154,700
Western Asset Emerging Markets Debt
Fund, Inc. 15,000 138,600
Blackrock Capital Allocation Trust 16,000 234,720
Total Closed-End Funds (Cost $974,696) 788,700
EXCHANGE-TRADED FUNDS — 3.30%
iShares 20+ Year Treasury Bond ETF 2,000 205,460
iShares iBoxx $ Investment Grade
Corporate Bond ETF 1,500 161,640
iShares Preferred and Income Securities
ETF 6,000 191,100
Total Exchange-Traded Funds (Cost $590,684) 558,200
CORPORATE BONDS — 14.84%
Principal
Amount Fair Value
Netherlands — 1.75%
Health Care — 1.75%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%,
3/1/2028 $ 300,000 295,650

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
CORPORATE BONDS — 14.84% - continued
Principal
Amount Fair Value
United States — 13.09%
Communications — 1.16%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025 $ 200,000 $ 197,041
Consumer Discretionary — 1.80%
International Game Technology PLC, 5.35%, 10/15/2023 120,000 120,758
L Brands, Inc., 5.25%, 2/1/2028 200,000 184,476
305,234
Financials — 9.03%
Bank of America Corp., MTN, 4.15%, 9/1/2026
(c)
125,000 122,052
Bank of America Corp., Series FF, 5.88%, Perpetual 250,000 223,438
Citigroup Global Markets Holdings, Inc., Series N, MTN, 7.00%,
12/3/2026
(c)(d)
500,000 432,522
Citigroup, Inc., Series M, 6.30%, Perpetual (3MO LIBOR +
342.30bps)
(c)
220,000 206,525
JPMorgan Chase & Co., 3.30%, 4/1/2026 120,000 114,488
PNC Bank NA, 4.05%, 7/26/2028 250,000 235,108
Stifel Financial Corp., 4.25%, 7/18/2024 200,000 196,293
1,530,426
Industrials — 0.58%
Timken Co. (The), 3.88%, 9/1/2024 100,000 97,566
Real Estate — 0.52%
Senior Housing Properties Trust, 4.75%, 5/1/2024 100,000 87,562
Total United States 2,217,829
Total Corporate Bonds
(Cost $2,651,561) 2,513,479
LOAN PARTICIPATION NOTES — 8.86%
Drip Capital SPV Vasco LLC, Series 2022-J, 8.00%, 06/1/2023
(e)
1,500,000 1,500,000
Total Loan Participation Notes (Cost $1,500,000) 1,500,000
U.S. TREASURY OBLIGATIONS — 5.33%
United States Treasury Bond, 1.88% , 2/15/2041 350,000 251,692
United States Treasury Inflation Indexed Bonds, 0.38% ,
7/15/2025
(f)
200,000 241,325
United States Treasury Inflation Indexed Bonds, 2.00% ,
1/15/2026
(f)
167,000 251,319
United States Treasury Note, 2.50% , 3/31/2023 160,000 158,927
Total U.S. Treasury Obligations (Cost $963,791) 903,263
COLLATERALIZED MORTGAGE OBLIGATIONS
— 1.55%
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1,
6.00% , 10/25/2033 32,014 29,537

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COLLATERALIZED MORTGAGE OBLIGATIONS —
1.55% - continued
Countrywide Home Loans Mortgage Pass Through Trust, Series
2004-HYB9, Class 1A1, 2.64% , 2/20/2035
(c)
$ 4,718 $ 4,673
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 4.09% ,
6/25/2035 (1MO LIBOR + 50bps)
(c)
7,597 7,067
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1,
3.50% , 11/19/2034
(c)
51,866 48,778
Impac CMB Trust, Series 2005-08, Class 2B, 4.56% , 2/25/2036
(1MO LIBOR + 225bps)
(c)
62,138 54,626
Residential Asset Mortgage Products, Inc., Series 2001-RS2,
Class MII2, 5.01% , 6/25/2031 (1MO LIBOR + 142.5bps)
(c)
119,174 118,645
Total Collateralized Mortgage Obligations (Cost $263,199) 263,326
Total Investments — 94.70% (Cost $16,326,061) 16,036,375
Other Assets in Excess of Liabilities — 5.30% 898,173
NET ASSETS — 100.00% $ 16,934,548
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for unsettled security transactions or options.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Contingent coupon equity linked note in which the interest will only be paid if certain market indexes trade above a specific level.
(e) Illiquid security. The security is being fair valued in accordance with the Trust's fair valuation policies.
The total fair value of these securities as of November 30, 2022 was $1,500,000, representing 8.86% of net assets.
(f) Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
ETF - Exchange-Traded Fund
MTN - Medium Term Note